Fair Value Measurements, Recurring (Details) - USD ($) $ in Millions		3 Months Ended		12 Months Ended
		Mar. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Fair Value Measurements
Gross derivative assets		$ 790		$ 1,204		$ 140
Derivative asset amount offset against collateral and netting arrangements		(675)	[1],[2]	1,136	[1],[2],[3],[4]	72	[3],[4]
Net derivative assets		115		68		68
Net derivative assets		115		68
Gross derivative liabilities		752		1,027		159
Derivative liability amount offset against collateral and netting arrangements		(749)	[1],[2]	1,024	[1],[2],[3],[4]	137	[3],[4]
Net derivative liabilities		3		3		22
Derivative liabilities and environmental credit obligation		40		23		27
Counterparty cash collateral				$ (112)
Cash collateral outstanding		74				65
Percent of trade receivables and payables with balances outstanding				1.00%
Days outstanding on trade receivables and payables (days)				90 days
Carrying value of debt				$ 4,200		2,800
Debt carrying value		4,200		4,200
Debt, fair value		4,300		4,200
Fair value disclosures				4,200		2,900
Commodity Futures Contracts
Fair Value Measurements
Derivative asset amount offset against collateral and netting arrangements		(675)	[2]	1,136	[2],[4]	72	[4]
Net derivative assets				65		68
Net derivative assets		111		65
Derivative liability amount offset against collateral and netting arrangements		(749)	[2]	(1,024)	[2],[4]	137	[4]
Net derivative liabilities				1		21
Derivative liabilities and environmental credit obligation		2		1
Commodity OTC Swap Contracts
Fair Value Measurements
Derivative asset amount offset against collateral and netting arrangements	[2]	0
Net derivative assets		2
Derivative liability amount offset against collateral and netting arrangements	[2],[4]			0
Net derivative liabilities				1
Derivative liabilities and environmental credit obligation				1
Commodity Forward Contracts
Fair Value Measurements
Derivative asset amount offset against collateral and netting arrangements		0	[2]	0	[4]
Net derivative assets				3
Net derivative assets		2		3
Derivative liability amount offset against collateral and netting arrangements		0	[2]	0	[2],[4]	0	[4]
Net derivative liabilities				1		1
Derivative liabilities and environmental credit obligation		1		1
Environmental Credit Obligations
Fair Value Measurements
Derivative liability amount offset against collateral and netting arrangements		0	[2]	0	[2],[4]	0	[4]
Environmental credit obligation				20		5
Derivative liabilities and environmental credit obligation		$ 37		20
Minimum
Fair Value Measurements
Days outstanding on trade receivables and payables (days)		90 days
Maximum
Fair Value Measurements
Percent Of Trade Receivables With Balances Outstanding		1.00%
Percent Of Trade Payables With Balances Outstanding		1.00%
Level 1
Fair Value Measurements
Gross derivative assets		$ 772		1,165		136
Gross derivative liabilities		738		1,011
Derivative liabilities and environmental credit obligation				1,011		156
Level 1 | Commodity Futures Contracts
Fair Value Measurements
Gross derivative assets		772		1,165		136
Gross derivative liabilities		738		1,011		156
Level 1 | Commodity OTC Swap Contracts
Fair Value Measurements
Gross derivative assets		0
Gross derivative liabilities				0
Level 1 | Commodity Forward Contracts
Fair Value Measurements
Gross derivative assets		0		0
Gross derivative liabilities		0		0		0
Level 1 | Environmental Credit Obligations
Fair Value Measurements
Gross derivative liabilities		0		0
Environmental credit obligation				0		0
Level 2
Fair Value Measurements
Gross derivative assets		18		39		4
Gross derivative liabilities		51		36
Derivative liabilities and environmental credit obligation				36		8
Level 2 | Commodity Futures Contracts
Fair Value Measurements
Gross derivative assets		14		36		4
Gross derivative liabilities		13		14		2
Level 2 | Commodity OTC Swap Contracts
Fair Value Measurements
Gross derivative assets		2
Gross derivative liabilities				1
Level 2 | Commodity Forward Contracts
Fair Value Measurements
Gross derivative assets		2		3
Gross derivative liabilities		1		1		1
Level 2 | Environmental Credit Obligations
Fair Value Measurements
Gross derivative liabilities		37		20
Environmental credit obligation				20		5
Level 3
Fair Value Measurements
Gross derivative assets		0		0		0
Gross derivative liabilities		0		0
Derivative liabilities and environmental credit obligation				0		0
Level 3 | Commodity Futures Contracts
Fair Value Measurements
Gross derivative assets		0		0		0
Gross derivative liabilities		0		0		0
Level 3 | Commodity OTC Swap Contracts
Fair Value Measurements
Gross derivative assets		0
Gross derivative liabilities				0
Level 3 | Commodity Forward Contracts
Fair Value Measurements
Gross derivative assets		0		0
Gross derivative liabilities		0		0		0
Level 3 | Environmental Credit Obligations
Fair Value Measurements
Gross derivative liabilities		$ 0		0
Environmental credit obligation				$ 0		$ 0

[1]	As of March 31, 2015, we had provided cash collateral amounts of $74 million related to our unrealized derivative positions. At December 31, 2014, our counterparties had provided cash collateral of $112 million related to our unrealized derivative positions. Cash collateral amounts are netted with mark-to-market derivative assets.
[2]	Certain of our derivative contracts, under master netting arrangements, include both asset and liability positions. We offset both the fair value amounts and any related cash collateral amounts recognized for multiple derivative instruments executed with the same counterparty when there is a legally enforceable right and an intention to settle net or simultaneously. As of March 31, 2015, we had provided cash collateral amounts of $74 million related to our unrealized derivative positions. At December 31, 2014, our counterparties had provided cash collateral of $112 million related to our unrealized derivative positions.
[3]	At December 31, 2014, our counterparties had provided cash collateral of $112 million related to our unrealized derivative positions. As of December 31, 2013, we had provided cash collateral amounts of $65 million related to our unrealized derivative positions. Cash collateral amounts are netted with mark-to-market derivative assets.
[4]	Certain of our derivative contracts, under master netting arrangements, include both asset and liability positions. We offset both the fair value amounts and any related cash collateral amounts recognized for multiple derivative instruments executed with the same counterparty when there is a legally enforceable right and an intention to settle net or simultaneously. At December 31, 2014, our counterparties had provided cash collateral of $112 million related to our unrealized derivative positions. As of December 31, 2013, we had provided cash collateral amounts of $65 million related to our unrealized derivative positions.